SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Contract balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable	$ 66,908	$ 62,965
Amounts due from a related party	6,665	2,663
Deferred revenue	4,664	4,946
Refund liabilities (sales return)	2,285	1,377
Related Party
SIGNIFICANT ACCOUNTING POLICIES
Amounts due from a related party	$ 73	$ 497